GOODWILL (Details) - CAD CAD in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2015
Goodwill roll forward
Goodwill impairment	CAD (440)	CAD (440)
Goodwill impairment, after tax	CAD 167